Average Annual Total Returns - SA JPMorgan Global Equities Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	MSCI World Index (net) 1 Year	MSCI World Index (net) 5 Years	MSCI World Index (net) 10 Years
Total	9.77%	8.99%	7.66%	9.66%	8.83%	7.50%	9.56%	8.72%	7.39%	15.90%	12.19%	9.87%